Note 15 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	57,678	115,356	230,713